Related Party Transactions - Summary of Significant Loan Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 3,404	₩ 0
Collection			0
Ending			3,404
Korea Credit Bureau Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		36	43
Loan		36	36
Collection		(36)	(43)
Ending		36	36
Incheon Bridge Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		171,758	185,564
Loan		7	901
Collection		(20,276)	(14,707)
Ending		151,489	171,758
KB Star Office Private Real Estate Investment Trust No.1
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		10,000	10,000
Loan		0	0
Collection		0	0
Ending		10,000	10,000
RAND Bio Science Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1	1
Loan		1	1
Collection		(1)	(1)
Ending		1	1
SY Auto Capital Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		40,060	41,990
Loan		74	11,310
Collection		(60)	(13,240)
Ending		40,074	40,060
Food Factory Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,872	2,582
Loan		397	1,314
Collection		(53)	(24)
Ending		4,216	3,872
Acts Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0	0
Loan			74
Collection			(74)
Ending			0
Paycoms Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,226	1,157
Loan		43	69
Collection		0	0
Ending		1,269	1,226
Big Dipper Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4	11
Loan		17	4
Collection		(4)	(11)
Ending		17	4
RMGP Bio-Pharma Investment Fund, L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,250	3,419
Loan		1,173	831
Collection		0	0
Ending		5,423	4,250
RMGP Bio-Pharma Investment, L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		9	8
Loan		5	1
Collection		0	0
Ending		14	9
Spark Biopharma Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Loan		4,967
Ending		4,967
Stratio, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,000	1,000
Loan		0	0
Collection		0	0
Ending		1,000	1,000
KB Cape No.1 Private Equity Fund
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,000	2,000
Loan		0	0
Collection		(409)	0
Ending		₩ 1,591	2,000
A-PRO Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]		2,019
Loan	[1]		2,000
Collection	[1]		(4,019)
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2021.
Honest Fund, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 3,999	3,999
Loan		0	0
Collection		0	0
Ending		3,999	3,999
CellinCells Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,024	2,004
Loan		6	24
Collection		(24)	(4)
Ending		2,006	2,024
KB No.17 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,687	2,683
Loan		0	4
Collection		(1,386)	0
Ending		1,301	2,687
KB No.18 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,873	3,786
Loan		8	87
Collection		0	0
Ending		3,881	3,873
KB No.19 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,055	2,043
Loan		36	12
Collection		0	0
Ending		2,091	2,055
KB No.20 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,067	1,499
Loan		68	1,568
Collection		0	0
Ending		3,135	3,067
COSES GT
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,430	2,930
Loan		15	2,500
Collection		0	0
Ending		5,445	5,430
CWhy Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0	2,000
Loan			0
Collection			(2,000)
Ending			0
Bomapp Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,999	1,999
Loan		0	0
Collection		(1,980)	0
Ending		19	1,999
MitoImmune Therapeutics
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,000	5,000
Loan		2,000	0
Collection		0	0
Ending		7,000	5,000
BNF Corporation Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	₩ 0	3,659
Loan	[1]		1,000
Collection	[1]		(4,659)
Ending	[1]		0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2021.
CARLIFE Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 0	0
Loan			22
Collection			(22)
Ending			0
UPRISE, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		750	250
Loan		1,000	500
Collection		(500)	0
Ending		1,250	750
Channel Corporation
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,551	2,000
Loan		10,000	2,551
Collection		0	0
Ending		14,551	4,551
Bioprotect Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,264	0
Loan		293	3,264
Collection		0	0
Ending		3,557	3,264
GOMI CORPORATION
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		509
Loan		4,233	509
Collection		(9)
Ending		4,733	509
Copin Communications, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,500	0
Loan		3,301	1,500
Collection		0	0
Ending		4,801	1,500
Go2joy Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,200	0
Loan		0	1,200
Collection		0	0
Ending		1,200	1,200
ClavisTherapeutics, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,000	0
Loan		0	2,000
Collection		0	0
Ending		2,000	2,000
S&E BIO
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,000
Loan		0	2,000
Collection		0
Ending		2,000	2,000
Bluepointpartners Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,432	0
Loan		846	1,432
Collection		0	0
Ending		2,278	1,432
4N Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		200
Loan		0	200
Collection		0
Ending		200	200
Xenohelix Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,100	0
Loan		0	2,100
Collection		0	0
Ending		2,100	2,100
Contents First
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6,146	0
Loan		1,131	6,146
Collection		0	0
Ending		7,277	6,146
KB-MDI Centauri Fund LP
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,280	0
Loan		5,353	4,280
Collection		0	0
Ending		9,633	4,280
OKXE Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		800	0
Loan		0	800
Collection		0	0
Ending		800	800
GENINUS Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,599	0
Loan		273	5,599
Collection		0	0
Ending		5,872	5,599
Key management
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,153	3,538
Loan		3,421	5,141
Collection		(3,983)	(3,526)
Ending		4,591	5,153
Wyatt Corp [Member]
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6,000	6,000
Loan		0	0
Collection		0	0
Ending		6,000	6,000
Bank salad Co Ltd [Member]
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		9,141	7,504
Loan		0	1,637
Collection		(51)	0
Ending		9,090	9,141
SwatchOn Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,404	1,845
Loan		73	1,559
Collection		(59)
Ending		3,418	₩ 3,404
Checkmate Therapeutics Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Loan		2,200
Ending		2,200
Mantisco Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Loan		3,001
Ending		3,001
IMBiologics Corp
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Loan		5,004
Ending		5,004
G1 Playground Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Loan		1,000
Ending		1,000
Pin Therapeutics Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Loan		3,000
Ending		3,000
Hibiscus Fund LP
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Loan		4,731
Ending		4,731
SuperNGine Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Loan		1,998
Ending		1,998
Desilo Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Loan		3,469
Ending		3,469
RMG-KB BioAccess Fund L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Loan		353
Ending		353
RMG-KB BP Management Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Loan		7
Ending		7
IGGYMOB Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Loan		5,006
Ending		5,006
Turing Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Loan		3,000
Ending		₩ 3,000

[1]	Excluded from the Group’s related party as of December 31, 2021.